Commitments and contingencies (Details) (Option to purchase shares of VNC, Sumic, Vale Nouvelle-Caledonie SAS, USD $) In Billions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Option to purchase shares of VNC | Sumic | Vale Nouvelle-Caledonie SAS
Description of put option
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC	21.00%
Put option exercise description	$ 4.6
Lowest level of shares to be sold (as a percent of shares owned)	25.00%
Medium level of shares to be sold (as a percent of shares owned)	50.00%
Highest level of shares to be sold (as a percent of shares owned)	100.00%